VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Jun. 30, 2020
VARIABLE INTEREST ENTITIES
Schedule of information regarding consolidated VIEs

Summary information regarding consolidated VIEs is as follows:

	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash	¥444,763	¥6,388,098	$903,585
Notes receivable	3,073,680	4,180,885	591,378
Trade accounts receivable, net	68,535,282	44,031,079	6,228,114
Trade accounts receivable- related party, net	3,409,912	3,068,920	434,093
Inventories, net	1,270,523	1,985,723	280,877
Other receivables, net	5,496,813	6,342,009	897,065
Loans to third parties	4,960,000	3,200,377	452,687
Purchase advances, net	1,343,576	75,195	10,636
Contract assets, net	4,633,940	31,537,586	4,460,933
Prepaid expenses	—	42,294	5,982
Prepaid expenses - related parties	217,600	—	—
Total current assets	93,386,089	100,852,166	14,265,350

Property and equipment, net	3,661,321	29,756,879	4,209,055
Construction in progress	21,524,994	—	—
Land use right, net	1,307,887	1,280,648	181,145
Investment in unconsolidated entity	4,000,000	4,000,000	565,793
Long-term other receivables, net	440,015	3,640	515
Prepayments for construction in progress	1,144,098	—	—
Right of use assets	—	2,549,914	360,681
Total Assets	¥125,464,404	¥138,443,247	$19,582,539

LIABILITIES
Short-term bank loan	¥2,500,000	¥9,520,000	$1,346,586
Trade accounts payable	14,089,293	18,903,080	2,673,805
Other payables	946,941	1,115,209	157,744
Other payable- related parties	1,532,662	3,113,460	440,393
Advance from customers	120,000	3,486,033	493,093
Accrued payroll and employees' welfare	988,785	850,841	120,350
Taxes payable	2,180,805	1,108,265	156,762
Short-term borrowings	1,081,096	200,000	28,290
Short-term borrowings - related parties	9,010,525	10,230,746	1,447,120
Long-term borrowings - related party - current portion	780,797	847,346	119,856
Operating lease liabilities - current	—	1,328,976	187,981
Total current liabilities	33,230,904	50,703,956	7,171,980

Operating lease liabilities - non-current	—	1,210,088	171,165
Long-term borrowings - related party	8,196,204	7,379,253	1,043,782
Total Liabilities	¥41,427,108	¥59,293,297	$8,386,927